Balance sheets - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Current assets
Cash	$ 1,260,199	$ 357,189
Accounts receivable and contract assets, net of allowance of $7,500 and $0	296,562	15,000
Inventories	510,318	418,451
Prepaid expenses	584,132	18,943
Total current assets	2,651,211	809,583
Property and equipment, net	2,563,766	2,193,565
Deposits	35,000	35,000
Right of use asset	4,239,676	3,123,565
Total assets	9,489,653	6,161,713
Current liabilities
Accounts payable	627,976	468,487
Accrued payroll liabilities	70,973	45,361
Other current liabilities		34,000
Deferred revenue – customer deposits	1,776,159	1,007,709
Lease liability - current portion	475,195	455,661
Total current liabilities	2,950,303	2,011,218
Noncurrent liabilities
Lease liability, net of current portion	3,876,145	2,740,852
Total liabilities	6,826,448	4,752,070
Stockholders’ equity
Common stock, par value $.001, 1,000,000 shares authorized, 500,000 shares issued and outstanding	500	500
Preferred A stock, par value $.001, 100,000 shares authorized, 19,148 and 10,355 issued and outstanding	19	10
Additional paid-in capital	4,786,652	2,588,161
Accumulated deficit	(2,123,966)	(1,179,028)
Total stockholders’ equity	2,663,205	1,409,643
Total liabilities and stockholders’ equity	$ 9,489,653	$ 6,161,713